Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Amounts due to related parties	¥ 641,495	¥ 409,363
Other Liability, Related Party [Extensible Enumeration]	Related party	Related party
Related party | Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties	¥ 516,870	¥ 272,563
Related party | Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	66,527	66,477
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties	24,800	9,634
Related party | Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	13,385	8,575
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	11,649	29,658
Related party | Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	4,047	17,409
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	2,106	2,630
Related party | VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties	2,038	1,932
Related party | Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amounts due to related parties	¥ 73	281
Related party | Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Balances and Transactions
Amounts due to related parties		133
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due to related parties		¥ 71